Fair Value Measurement	12 Months Ended
Mar. 31, 2012
Fair Value Measurement

(10) Fair Value Measurement

Disclosure about the fair value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2011 and 2012. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,608	5,608	¥5,479	5,479
Foreign exchange contracts	24	24	21	21
Financial liabilities:
Foreign exchange contracts	6	6	0	0

The carrying amounts of available-for-sale securities are included in the consolidated balance sheets under investment securities. The carrying amounts of foreign exchange contracts are included in other current assets and other current liabilities.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, short-term investments, trade receivables, trade accounts payable, short term debt, accrued expenses and customer prepayments: The carrying amounts approximate fair value because of the short maturity of these instruments.

Available-for-sale securities: The fair values of available-for-sale equity securities are based on quoted market prices at the reporting date for those investments.

Foreign exchange contracts: The fair value of foreign exchange contracts are estimated by obtaining quotes from financial institutions.

Fair Value Hierarchy

U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally the inputs to valuation techniques used to measure fair value are prioritized into the following three levels:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly.

Level 3—Unobservable inputs for the asset or liability.

Assets / Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2011 and 2012, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,608	5,608	—	—
Foreign exchange contracts	24	—	24	—

Total assets measured at fair value	5,632	5,608	24	—

Liabilities
Foreign exchange contracts	6	—	6	—

Total liabilities measured at fair value	¥6	—	6	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,479	5,479	—	—
Foreign exchange contracts	21	—	21	—

Total assets measured at fair value	5,500	5,479	21	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

Adjustments to fair value of available-for-sale equity securities are recorded as an increase or decrease, net of tax, in accumulated other comprehensive income (loss) except where losses are considered to be other than temporary, in which case the losses are recorded in impairment losses on investment securities. Changes in fair value of foreign exchange contracts are recorded as cost of sales, operating expenses, other income (expense), or as other comprehensive income (loss).

Changes in the Level 3 assets and liabilities measured on a recurring basis for the years ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Debt Securities	Total

Balance at beginning of year	¥411	411
Translation adjustments	(43)	(43)
Transfers out of Level 3	(368)	(368)

Balance at end of year	¥—	—

	Yen (Millions)
	2012
	Debt Securities	Total
Balance at beginning of year	¥—	—
Acquisition of Verigy	1,685	1,685
Sales	(1,649)	(1,649)
Translation adjustments	(36)	(36)

Balance at end of year	¥—	—

During the year ended March 31, 2011, debt securities that were redeemable at the option of Advantest were transferred out of Level 3 due to a conversion into non-marketable common stocks.

Assets / Liabilities Measured at Fair Value on a Nonrecurring Basis

As of March 31, 2011 and 2012, carrying amount of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2011 and 2012, was as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2011
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥12	—	—	12	(86)

Total gains (losses) for assets held as of March 31, 2011					(86)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2012
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	400	—	400	0	(995)
Assets held for sale	1,471	—	—	1,471	(920)

Total assets measured at fair value	1,871	—	400	1,471

Total gains (losses) for assets held as of March 31, 2012					(1,915)

Advantest recognized impairment losses of non-marketable equity securities when their fair values were below the carrying amounts and the decline in fair values was considered to be other than temporary. The non-marketable equity securities are valued using the market and income approaches. The fair value of non-marketable equity securities is based on quoted prices in markets that are not active at the reporting date, or present value of expected future cash flows for those investments. For the year ended March 31, 2012, Advantest recognized an impairment loss of ¥920 million on certain building and land included as a corporate asset that was reclassified as assets held for sale. The fair value was determined based on a third-party appraisal using similar assets and sales. The impairment loss was included in selling, general and administrative expenses in the accompanying consolidated statements of operations. The fair value of the assets held for sale was reclassified to other current assets on the consolidated balance sheets. The fair value is classified as Level 3 because significant unobservable inputs were involved in the fair value measurements.